Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Scheudule of Other Current Assets

Other current assets consists of the following:

	Dec 31, 2025	Dec 31, 2024
Deferred financing costs related to undrawn debt facilities (*)	2,303,132	1,765,724
Prepayments	692,147	646,721
VAT receivable	-	1,387,455
Other (**)	644,138	235,497
Total	3,639,417	4,035,397

(*) Deferred financing costs primarily represent the fair value of equity shares issued to lenders in connection with committed debt facilities for which borrowings were discretionary and had not been drawn as of the reporting date. The portion of deferred financing costs expected to be reclassified within the next twelve months is presented as current, with the remainder presented as non-current. Refer to Note 12 for additional information.

(**) Included within Other assets is an advance salary payment to a member of key management totaling USD 316,667. The advance is non-interest-bearing.

Schedule of Other Non-Current Assets

Other non-current assets consists of the following:

	Dec 31, 2025	Dec 31, 2024
Deferred financing costs related to undrawn debt facilities (*)	11,950,000	2,040,522
Total	11,950,000	2,040,522

(*) Deferred financing costs primarily represent the fair value of equity shares issued to lenders in connection with committed debt facilities for which borrowings were discretionary and had not been drawn as of the reporting date. The portion of deferred financing costs expected to be reclassified within the next twelve months is presented as current, with the remainder presented as non-current. Refer to Note 12 for additional information.

Schedule of Deferred Financing Cost Movement

The table below shows the deferred financing cost movement for the years ended December 31, 2025 and 2024.

	January 1 - Dec 31, 2025	January 1 - Dec 31, 2024
Opening	3,806,246	-
Costs incurred related to committed debt facilities	19,964,000	7,567,155
Reclassification to debt upon borrowings	(7,590,005)	(3,760,909)
Financing expense (*)	(1,927,110)	-
Ending balance	14,253,131	3,806,246

(*) Financing expense represents the excess of the fair value of instruments issued (including subscriber shares and commitment shares) over the proceeds allocated to the related convertible note for respective tranches.